Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings per share
	For the Years Ended December 31,
in CHF thousands except for share and per share data	2017	2016	2015
Net income / (loss) attributable to owners of the Company	(26,411)	(7,096)	20,270
Earnings per share (EPS):
Basic, income / (loss) for the period attributable to equity holders	(0.46)	(0.14)	0.47
Diluted, income / (loss) for the period attributable to equity holders	(0.46)	(0.14)	0.44
Weighted-average number of shares used to compute EPS basic	57,084,295	50,096,859	43,412,250
Weighted-average number of shares used to compute EPS fully diluted	57,084,295	50,096,859	46,043,198